Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2022
Accounts Receivable [Abstract]
Schedule of accounts receivable consists
	December 31,	December 31,	December 31,
	2022	2021	2020

Accounts receivable	$149,510	$224,097	$-
Accounts receivable-related party	-	133,909	-
Less: Allowance for doubtful accounts	-	-	-
Accounts receivable, net	$149,510	$358,006	$-